N-2	Aug. 09, 2023
Cover [Abstract]
Entity Central Index Key	0001624512
Amendment Flag	false
Securities Act File Number	001-37564
Document Type	8-K
Entity Registrant Name	BOXLIGHT CORPORATION
Entity Address, Address Line One	BOXLIGHT CORPORATION
Entity Address, Address Line Two	2750 Premiere Parkway, Ste. 900
Entity Address, City or Town	Duluth,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	678
Local Phone Number	367-0809
Entity Emerging Growth Company	false